FINANCE LEASE RECEIVABLES - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Capital Leases, net investment in direct financing leases, allowance for uncollectible minimum lease payments	£ 18	£ 22